Document and Entity Information	18 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	800 Commerce, Inc.
Entity Central Index Key	0001558465
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 123,910	$ 735	$ 151
Accounts receivable	1,154	1,142
Prepaid expenses	47,750	2,500
Marketable securities	19,000	38,000	136,000
Security deposit	2,500	2,500
Total current assets	194,314	44,877	136,151
Patents pending	32,500		0
Computer Equipment, net	1,177		0
Total assets	227,991	44,877	0
Current Liabilities:
Accounts payable and accrued expenses	36,159
Notes payable, related parties			3,300
Due to stockholder	68,186	69,934	13,350
Convertible promssory note, net of discount of $47,123	2,877
Derivative liability	42,735
Total current liabilities	149,957	69,934	16,650
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 18,000,000 (2012) and 9,999,000 (2011) shares issued and outstanding	18,000	9,999	750
Additional paid-in capital	572,000	313,301	189,250
Accumulated comprehensive loss	(171,000)	(152,000)	(54,000)
Accumulated deficit	(340,966)	(196,357)	(16,499)
Total stockholders' equity (deficiency)	78,034	(25,057)	119,501
Total liabilities and stockholders' equity (deficiency)	$ 227,991	$ 44,877	$ 136,151

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	90,000,000	90,000,000	90,000,000
Common Stock, shares issued	18,000,000	9,999,000	750,000
Common Stock, shares outstanding	18,000,000	9,999,000	750,000

Statements of Operations (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 9,108	$ 4,583	$ 13,189	$ 13,494
Operating expenses:
Salaries and management fees	86,440	3,700	5,100	126,227
Commissions and marketing	4,500		8,500	9,651
Rent	2,694	5,057	11,262	21,174
Travel and entertainment	5,380	1,498	3,117	11,124
Investor relations, related	10,000	0		6,350
Transfer agent and filing fees	2,020
Professional and consulting fees	29,750	900		11,400
Software development and internet expenses	10,547	2,693	1,250	4,000
Other	6,544	1,555	459	3,426
Total operating expenses	157,875	15,403	29,688	193,352
Other income (expense):
Interest expense	(3,107)		0	0
Derivative liability income	7,265		0	0
Total other income	4,158		0	0
Net loss	(144,609)	(10,820)	(16,499)	(179,858)
Other Comprehensive loss, net of tax:
Unrealized loss on marketable securities	(19,000)	(34,000)
Other comprehensive loss	(19,000)	(34,000)
Comprehensive loss	$ (163,609)	$ (44,820)
Net loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.17)
Weighted average number of common shares outstanding Basic and diluted	11,613,199	765,500	750,000	1,053,635

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Comprehensive Loss	Accumulated Deficit	Total
Begining Balance, amount at Feb. 11, 2010
Issuance of founders stock to parent, shares	750,000
Issuance of founders stock to parent, amount	$ 750	$ (750)	$ 0	$ 0	$ 0
Capitalization of Company with Parent common stock, shares
Capitalization of Company with Parent common stock, amount		190,000			190,000
Unrealized loss on parent common stock, shares
Unrealized loss on parent common stock, amount			(54,000)		(54,000)
Net (Loss)				(16,499)	(16,499)
Ending balance, amount at Dec. 31, 2010	750	189,250	(54,000)	(16,499)	119,501
Ending balance, shares at Dec. 31, 2010	750,000
Common stock issued to parent, shares	5,250,000
Common stock issued to parent, amount	5,250	(5,250)
Common stock issued for cash, shares	465,000
Common stock issued for cash, amount	465	15,035			15,500
Common stock for services, shares	3,534,000
Common stock for services, amount	3,534	114,266			117,800
Unrealized loss on parent common stock, shares
Unrealized loss on parent common stock, amount			(98,000)		(98,000)
Net (Loss)				(179,858)	(179,858)
Ending balance, amount at Dec. 31, 2011	9,999	313,301	(152,000)	(196,357)	(25,057)
Ending balance, shares at Dec. 31, 2011	9,999,000
Common stock issued for cash, shares	4,650,000
Common stock issued for cash, amount	4,650	150,350			155,000
Common stock for services, shares	3,351,000
Common stock for services, amount	3,351	108,349			111,700
Comprehensive loss, shares
Comprehensive loss, amount			(19,000)		(19,000)
Net (Loss)				(144,609)	(144,609)
Ending balance, amount at Jun. 30, 2012	$ 18,000	$ 572,000	$ (171,000)	$ (340,966)	$ 78,034
Ending balance, shares at Jun. 30, 2012	18,000,000

Statements of Cash Flows (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (144,609)	$ (10,820)	$ (16,499)	$ (179,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services				117,800
Depreciation	11
Amortization of discount on convertible note	2,877
Change in fair market value of derivative liabilities	(7,265)
Stock based compensation	67,950
Change in operating assets and liabilities:
Increase in prepaid expenses	(1,500)			(5,000)
Increase in accounts receivable	(12)			(1,142)
Increase in accounts payable and accrued expenses	3,659
Net cash used in operating activities	(78,889)	(10,820)	(16,499)	(68,200)
Cash flows from investing activities:
Purchase of computer equipment	(1,188)
Net cash used in investing activities	(1,188)
Cash flows from financing activities:
Advances from parent			13,350	56,584
Proceeds from sale of common stock	155,000	7,000		15,500
Issuance of notes payable related party			10,100	5,050
Proceeds from convertible note	50,000
Advances (repayments to) from shareholder	(1,748)	7,749
Repayments on notes payable, related party		(2,204)	(6,800)	(8,350)
Net cash provided by financing activities	203,252	12,545	16,650	68,784
Net increase in cash and cash equivalents	123,175	1,725	151	584
Cash and cash equivalents, beginning	735	151		151
Cash and cash equivalents, ending	123,910	1,876	151	735
Cash paid for interest
Cash paid for income taxes
Issuance of common stock for prepaid consulting fees	50,000
Patent costs included in accounts payable	$ 32,500

ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

ORGANIZATION

BUSINESS

800 Commerce Inc. (“800 Commerce” or the “Company”) was formed in the State of Florida on February 10, 2010. The Company operates payment processing services, gift and loyalty card program, prepaid debit cards and mobile marketing campaigns for consumers and businesses. Our corporate website is www.800Commerce.com. The Company offers MasterCard prepaid cards branded with corporations’ brands. The prepaid cards can be used for various applications including payroll, corporate incentives, employee incentives, and general use.  Each of these activities creates a fee opportunity for us and our affiliated banks and merchants.

The Company offers merchant processing services through Independent Service Organizations (“ISO”) and agent agreements with FrontStream Payments and Pay Ventures from which we receive residuals from each merchant account each month. In order to provide payment-processing services for Visa, MasterCard and Discover transactions, the Company must be sponsored by a financial institution that is a principal member of the respective Visa, MasterCard and Discover card associations. The Company has agreements with several processors to provide to us, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools. The Company also maintains a bank sponsorship agreement for its prepaid card programs. Monthly revenues are derived through merchant account residual payments paid to us via wire transfer or ACH each month.

The Company’s merchant processing division is designed to provide innovative payment solutions for high volume clients and/or customized branded advertisers. The Company’s mobile marketing platform and tools are designed to enable large brands or anyone with substantial reach to utilize the mobile device as a new means to communicate.

The Company’s revenues are paid to us through Front Stream Payments, Inc., and Pay Ventures Inc. The bulk of that revenue comes from merchant processing services. The company is primarily a Business to Business (“B2B”) player and/or white label service, and will in the future seek to have a consumer brand presence for its’ own name within the merchant processing sector and mobile marketing industry

RECENT EVENTS

The Company has been approved by the Common Short Code Administration for use and operation of the international short code “MY800” (69800) as proprietary intellectual property with the use of unlimited keywords. The Company’s Short Message Service (SMS) gateway offers a hosted messaging platform to SMS-enable any application, website or system. This will enable the Company’s customers the immediate capability to deliver and receive messages to and from any application, via the Company’s licensed messaging platform allowing brick and mortar retailers or online businesses to offer branded message offerings, notifications, mobile coupons and payment solutions to any mobile device.

The Company operates and will seek to trademark the following domains and brands: www.800commerce.com, www.my800doctor.com, www.my800realtor.com, www.my800creditrepair.com, www.my800lawyer.com, www.my800homeloan.com, www.my800travel.com and others.

The first “MY800” portal launch under the 800 Commerce platform will be “My800DOCTOR.com. My800Doctor.com will seek to revolutionize the online healthcare space by offering both the insured and uninsured patient a variety of healthcare options including telehealth and telemedicine functionality, online consultations, discount prescriptions on name brand drugs and digitized personal health records presently mandated by the Federal government by 2013. The website and mobile app will allow patients to search for doctors by specialty and other categories, read reviews, view medical related video content and schedule visits electronically.

Consumers will be able to pick and choose the physician of their choice within the network, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders cutting down on time and travel related costs associated with customary doctor visits and standard healthcare.

The Company has recently filed provisional patents relating to systems and methods for the selection of transactional services to be used in electronic commerce. The transactional services protected under the provisional patent of 800 Commerce will allow users to do transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the internet. Software can be used to facilitate the use of transactional services and to match sellers with buyers in an effective manner.

ORGANIZATION

BUSINESS

800 Commerce Inc. (“800 Commerce” or the “Company”) was formed in the State of Florida on February 10, 2010.

The Company operates payment processing services, gift and loyalty card program programs, prepaid debit cards and mobile marketing campaigns for consumers and businesses under the domain name www.800Commerce.com . The Company offers MasterCard prepaid cards branded with corporations’ brands. The prepaid cards can be used for various applications including payroll, corporate incentives, employee incentives, and general use.  Each of these activities creates a fee opportunity for us and our affiliated banks and merchants.

The Company offers merchant processing services through Independent Service Organizations (“ISO”) and agent agreements with FrontStream Payments and Pay Ventures from which we receive residuals from each merchant account each month. In order to provide payment-processing services for Visa, MasterCard and Discover transactions, the Company must be sponsored by a financial institution that is a principal member of the respective Visa, MasterCard and Discover card associations. The Company has agreements with several processors to provide to us, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools. The Company also maintains a bank sponsorship agreement for its prepaid card programs. Monthly revenues are derived through merchant account residual payments paid to us via wire transfer or ACH each month. The Company will seek to capitalize on this presently untapped marketplace and is in the unique position to access this distribution channel, by managing and leveraging its’ merchant relationships as a vertical pipeline and distribution channel for its mobile marketing platform and social media applications for its growing merchant database and clients.

800 Commerce offers a full spectrum of secure and reliable transaction processing solutions using traditional, Internet Point of Sale (POS), e-commerce, social networks and mobile (wireless) solutions through our alliance partner network. The Company’s electronic payment processing suite of services will enable clients to accept substantially all major credit cards, debit and Automatic Teller Machine (ATM) cards and Automated Clearing House (ACH) check drafts for payment including, but not limited to, retailers, service providers, mail-order and/or Internet merchants. As an industry innovator, the Company is dedicated to delivering comprehensive services from merchant account activation, mobile marketing, gateway connections and web development to a world-wide client base.

On October 10, 2011 the Company amended its’ Articles of Incorporation, whereby the authorized shares of stock was increased to 100,000,000, comprised of 90,000,000 authorized shares of common stock and 10,000,000 authorized shares of preferred stock.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The condensed financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

The accompanying condensed financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments necessary to present the financial position, results of operations and cash flows for the stated periods have been made. Except as described below, these adjustments consist only of normal and recurring adjustments.

Certain information and note disclosures normally included in the Company’s annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These condensed financial statements should be read in conjunction with a reading of the Company’s audited financial statements and notes thereto for the year ended December 31, 2011, included in this registration statement. Interim results of operations for the six months ended June 30, 2012 are not necessarily indicative of future results for the full year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through the processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the six months ended June 30, 2012 or the year ended December 31, 2011, as the Company’s patents are still pending as of June 30, 2012.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Securities and Exchange Commission, Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” (“SAB No. 104”). SAB 104 clarifies application of generally accepted accounting principles related to revenue transactions. The Company also follows the guidance in EITF Issue No. 00-21, Revenue Arrangements with Multiple Deliverables ("EITF Issue No. 00-21"), in arrangements with multiple deliverables.

The Company recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 7.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011 for each fair value hierarchy level.

June 30, 2012	Derivative Liability	Marketable Securities	Total
Level I	$—	$19,000	$19,000
Level II	$—	$—	$—
Level III	$42,735	$—	$42,735

December 31, 2011
Level I	$—	$38,000	$38,000
Level II	$—	$—	$—
Level III	$—	$—	$—

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

The Company accounts for income taxes using SFAS No. 109,  "Accounting for  Income Taxes," which requires  recognition of deferred tax liabilities and  assets for  expected  future  tax  consequences  of events  that have been included in the financial  statements  or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed in accordance with SFAS No. 128, "Earnings per Share". Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the six months ended June 30, 2012, consisting of 42,735,043 shares of common stock underlying convertible debt were not included in the calculation of diluted loss per share because their impact was anti-dilutive. There were no potentially dilutive securities outstanding for the six months ended June 30, 2011.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to our customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through our processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ deficiency. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Securities and Exchange Commission, Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” (“SAB No. 104”). SAB 104 clarifies application of generally accepted accounting principles related to revenue transactions. The Company also follows the guidance in EITF Issue No. 00-21, Revenue Arrangements with Multiple Deliverables ("EITF Issue No. 00-21"), in arrangements with multiple deliverables.

The Company recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet, based on quoted prices; which we consider level 1 inputs. The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

The Company accounts for income taxes using SFAS No. 109,  "Accounting for  Income Taxes," which requires  recognition of deferred tax liabilities and  assets for  expected  future  tax  consequences  of events  that have been included in the financial  statements  or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

EARNINGS (LOSS) PER SHARE

Earnings (loss) per share is computed in accordance with SFAS No. 128, "Earnings per Share". Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. There were no potentially dilutive securities outstanding during the years ended December 31, 2011 and 2010.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE LOSS

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3. The Company adopted this guidance effective January 1, 2011, and its adoption did not have a material impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early application not permitted, and became effective for the Company on January 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance effective October 1, 2011, and its adoption did not have a material impact on the Company’s financial condition or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3. The Company adopted this guidance effective January 1, 2011, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early application not permitted, and becomes effective for the Company on January 1, 2012. The adoption of this standard will not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance effective October 1, 2011, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The company has not experienced any losses in such accounts.

Sales

None of the Company’s customers account for more than 10% of revenues, however the Company relies on a few processors to provide to us, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.

SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The company has not experienced any losses in such accounts.

Sales

None of the Company’s customers account for more than 10% of revenues, however the Company relies on a few processors to provide, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.

MARKETABLE SECURITES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
MARKETABLE SECURITES

MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the six months ended June 30, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $19,000 and $38,000 as of June 30, 2012 and December 31, 2011, respectively.

The following summarizes the carrying value of marketable securities as of June 30, 2012 and December 31, 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$19,000	$38,000

The Company did not purchase or sell any marketable securities during the six months ended June 30, 2012 and 2011.

MARKETABLE SECURITES – Parent Common Stock

The Company’s marketable securities consist solely of 10,000,000 shares of its Parent’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ deficiency. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011. The aggregate fair value of the Company’s holdings in its Parent common stock totaled $36,000 and $136,000 as of December 31, 2011 and 2010, respectively. The following summarizes the activity related to the Company’s marketable securities:

Fair Value Upon Receipt in 2010	$190,000
Net unrealized loss - 2010	(54,000)
Carrying value as of December 31, 2010	136,000
Net unrealized loss - 2011	(98,000)
Carrying value as of December 31, 2011	$ 38,000

The following summarizes the carrying value of marketable securities as of December 31, 2011 and 2010.

	2011	2010
Initial fair value	$190,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(152,000)	(54,000)
Net carrying value	$38,000	$136,000

The Company did not purchase or sell any marketable securities during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Management fees

During the six months ended June 30, 2012 the Company paid management fees of $2,740 to our President, Michael Friedman, and $2,000 to our Chief Financial Officer, Barry Hollander. The Company also issued 366,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the price of the common stock sold in the Company’s private placements.

Amounts due Mediswipe, Inc.

As of June 30, 2012 and December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 33% of the Company’s outstanding common stock. The Company owes Mediswipe $68,186 and $69,934 as of June 30, 2012 and December 31, 2011, respectively, as a result of advances received from Mediswipe. These advances are non-interest bearing and are due on demand.

Board of Directors

Effective August 1, 2012, the Company entered into Advisory Board Agreements with Dr. James Canton and Scott Climes. Pursuant to each agreement, the Company granted a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options vest as follows; 200,000 upon the effective date and 50,000 at the end of each of the subsequent twelve months. Effective September 11, 2012, Dr. Canton became the Chairman of the Board of Directors, and Mr. Climes was appointed the Chief Executive Officer (“CEO”) of the Company and named to the Board of Directors. Prior to his appointment as CEO and director, the Company issued a $50,000 convertible promissory note (see footnote 7). Prior to his appointment as Chairman of the Board of the Company, Dr. Canton was issued 100,000 shares of restricted common stock in exchange for the transfer a patent pending application that allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

RELATED PARTY TRANSACTIONS

Officer advances and repayments

During the years ended December 31, 2011 and 2010, the Company’s Chief Executive Officer (“CEO”) loaned or advanced the Company $5,050 and $10,100, respectively. During the years ended December 31, 2011 and 2010 the Company repaid $8,350 and $6,800, respectively and there was no balance due as of December 31, 2011.

Management fees

During the year ended December 31, 2011 the Company paid management fees of $3,151 to Michael Friedman (CEO). The Company also issued 3,000,000 shares of its common stock to the CEO and 534,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the price of the common stock sold in the Company’s private placements. Accordingly, the Company recorded stock compensation expense of $117,800 for the year ended December 31, 2011.

Investor Relations

The Company paid fees totaling $4,600 for investor relations services provided by an entity that is owned by the Company’s CEO.

Amounts due Mediswipe, Inc.

As of December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 60% of the Company’s outstanding common stock. The Company owes Mediswipe $69,936 and $13,350 as of December 31, 2011 and 2010, respectively, as a result of advances received from Mediswipe.

CONVERTIBLE PROMISSORY NOTE	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTE

CONVERTIBLE PROMISSORY NOTE

In May 2012, the Company entered into a note agreement with an unaffiliated investor for the issuance of a convertible promissory note in the amount of $50,000 (the “Note”). Among other terms the Note is due one year from its issuance date, bears interest at 8% per annum, payable in cash or shares at the Conversion Price as defined herewith, and are convertible at a conversion price (the “Conversion Price”) for each share of common stock equal to 65% of the lowest closing bid price within five days of any conversion. Upon the occurrence of an event of default, as defined in the Note, the Company is required to pay interest at 12% per annum and the holders may at their option declare the Note, together with accrued and unpaid interest, to be immediately due and payable. In addition, the Note provides for adjustments for dividends payable other than in shares of common stock, for reclassification, exchange or substitution of the common stock for another security or securities of the Company or pursuant to a reorganization, merger, consolidation, or sale of assets, where there is a change in control of the Company. The Company may at its own option prepay the Note and must maintain sufficient authorized shares reserved for issuance under the Note.

The Company has determined that the conversion feature of the Note represents an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the date of issuance to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each quarter, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $50,000 and an initial loss on the valuation of derivative liabilities of $1,282 based on the initial fair value of the derivative liability of $51,282. The fair value of the embedded derivative liability was calculated at issue date utilizing the following assumptions:

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

At June 30, 2012, the Company revalued the embedded derivative liability. For the period from issuance to June 30, 2012, the Company decreased the derivative liability of $51,282 by $8,547 resulting in a derivative liability of $42,735 at June 30, 2012.

 The fair value of the embedded derivative liability was calculated at June 30, 2012 utilizing the following assumptions:

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$42,735	12 months	$0.00117	164%	0.09

COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK

COMMON STOCK

Common Stock

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares of its restricted common stock. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company. The shares were valued at $50,000 ($0.0333 per share) and are being amortized over the one year term of the BDCA, accordingly the Company expensed $6,250 (included in stock based compensation) for the six months ended June 30, 2012

Also on June 10, 2012, the Company issued 1,851,000 shares of restricted common stock for services. Of the shares issued 366,000 where issued to its CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services to Michele Friedman, the former wife of our CEO, B. Michael Friedman as compensation for services rendered. All of these shares were valued at $0.0333 per share, the price that the Company sold shares of its common stock in its’ recent private placement. The Company has included $61,700 in stock based compensation for the six months ended June 30, 2012, related to these issuances.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

Subsequent to June 30, 2012, the Company issued 500,000 shares of restricted common stock pursuant to a consulting agreement, 100,000 shares of restricted common stock for patent rights and 400,000 shares of restricted common stock for cash (see Note 12).

COMMON STOCK

In June 2011, the Company sold 210,000 shares of its common stock pursuant to a private placement memorandum to accredit investors. The Company sold the shares at $0.033 per share and accordingly received $7,000.

In August 2011, the Company sold 255,000 shares of its common stock pursuant to a private placement memorandum to accredited investors. The Company sold the shares at $0.033 per share and accordingly received $8,500.

On October 1 2011 the Company issued 5,250,000 shares of its common stock to Mediswipe, Inc., the Company’s Parent Company.

On October 1, 2011, 800 the Company issued 3,000,000 shares of common stock to its CEO and 534,000 shares of its common stock to its CFO, as compensation for services rendered. The shares were valued at $0.033 per share, the price that the Company sold shares of its common stock in a private placement. Accordingly the Company has included $117,800 of stock compensation expense for the year ended December 31, 2011.

Subsequent to December 31, 2011, the Company issued 3,851,000 shares of restricted common stock for services, 100,000 shares of restricted common stock for patent rights and 5,050,000 shares of restricted common stock for cash (see Note 11).

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at June 30, 2012 and December 31, 2011.

As of June 30, 2012, the Company had a tax net operating loss carry forward of approximately $143,000. Any unused portion of this carry forward expires in 2029. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at December 31, 2011 and 2010.

Income tax expense for 2011 and 2010 is as follows:

	2011	2010

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(59,183)	$(5,610)
State	(6,319)	(599)
Change in Valuation allowance	65,501	6,209
	$—	$—

The following is a summary of the Company’s deferred tax assets at December 31, 2011 and 2010:

	2011	2010

Deferred Tax Assets:
Net operating losses	$27,382	$6,209
Stock compensation	44,328	—
Net deferred tax assets	71,710	6,209

Valuation allowance	(71,710)	(6,209)

	$—	$—

A reconciliation between the expected tax expense (benefit) and the effective tax rate for the year ended December 31, 2011 and for the period from inception through December 31, 2010 are as follows:

	2011	2010

Statutory federal income tax rate	34%	34%
State taxes, net of federal income tax	3.63%	3.63%
Effect of change in valuation allowance	(36.42%)	(36.42%)
Non deductible expenses	(1.21%)	(1.21%)

	0%	0%

As of December 31, 2011, the Company had a tax net operating loss carry forward of approximately $77,000. Any unused portion of this carry forward expires in 2029. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Totaling approximately 1,200 square feet, the Company’s monthly rent is $1,250.

Our business agreements consist primarily of banking ISO agreements and technology licensing agreements. Banking agreements are typically agreements with merchant banks which provide all direct relationships with the credit card issuing banks, PCI compliant gateways for our merchant processing clients and administrative functions. These agreements typically involve a split of the fees received between the banks and the Company based on interchange rate, agent commissions, or a fixed fee per transaction. Licensing agreements are infrastructure in nature and establish the connection to the end user that enables the Company to deliver and collect payment for the transacted media content or service application. Licensing agreements typically involve a split of the fees received between the technology provider, carriers and the Company.

COMMITMENTS AND CONTINGENCIES

The Company is not a party to any litigation and, to its knowledge, no action, suit or proceeding has been threatened against the Company.

Lease Agreement

Effective on December 1, 2011 the Company and Mediswipe entered into a two year agreement to rent executive office space in West Palm Beach, Florida. The lease automatically renews for 3 month periods unless terminated in writing 30 days prior to the then current end date by either party. Totaling approximately 1,200 square feet, the combined monthly rent is $2,500.  Our annual payment obligation under the lease is as follows:

2012	$15,000
2013	$13,750

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of June 30, 2012 the Company had an accumulated deficit of approximately $340,000. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company maintains daily operations and capital needs through the receipts of monthly account residuals received directly from the Company’s processors. During the six months ended June 30, 2012 the Company sold 1,550,000 (4,650,000 post dividend) shares of common stock for $0.10 ($0.0333 post dividend) per share and received $155,000. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

The Company is planning on filing a registration statement, whereby the Company will be registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2011 the Company had an accumulated deficit of $196,357 and a working capital deficit of $25,057. The Company used $68,200 and $16,499 in cash in operations for the year ended December 31, 2011 and for the period from inception through December 31, 2010, respectively. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company presently maintains daily operations and capital needs through the receipts of monthly account residuals the Company receives directly from the Company’s processors. From time to time when the Company needs additional funds, the Company has been able to get advances from Mediswipe (parent). Additionally, the Company’s CEO, B. Michael Friedman has loaned the Company money in the past. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

Recent Events

The Company has been approved by the Common Short Code Administration for use and operation of the international short code “MY800” (69800) as proprietary intellectual property with the use of unlimited keywords. The Company’s Short Message Service (SMS) gateway offers a hosted messaging platform to SMS-enable any application, website or system. This will enable the Company’s customers the immediate capability to deliver and receive messages to and from any application, via the Company’s licensed messaging platform allowing brick and mortar retailers or online businesses to offer branded message offerings, notifications, mobile coupons and payment solutions to any mobile device.

The Company operates and will seek to trademark the following domains and brands: www.800commerce.com, www.my800doctor.com, www.my800realtor.com, www.my800creditrepair.com, www.my800lawyer.com, www.my800homeloan.com, www.my800travel.com and others.

The first “MY800” portal launch under the 800 Commerce platform will be “My800DOCTOR.com. My800Doctor.com will seek to revolutionize the online healthcare space by offering both the insured and uninsured patient a variety of healthcare options including telehealth and telemedicine functionality, online consultations, discount prescriptions on name brand drugs and digitized personal health records presently mandated by the Federal government by 2013. The website and mobile app will allow patients to search for doctors by specialty and other categories, read reviews, view medical related video content and schedule visits electronically.

Consumers will be able to pick and choose the physician of their choice within the network, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders cutting down on time and travel related costs associated with customary doctor visits and standard healthcare.

The Company has recently filed provisional patents relating to systems and methods for the selection of transactional services to be used in electronic commerce. The transactional services protected under the provisional patent of 800 Commerce will allow users to do transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the internet. Software can be used to facilitate the use of transactional services and to match sellers with buyers in an effective manner.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 10, 2012, which is the date the financial statements were available to be issued.

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements, pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 the Company entered into a series of agreements with Payventures, LLC. (“PV”) and Payventures Tech, LLC. (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from a certain Assigned Customer, in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The shares were issued September 11, 2012. The initial term of the agreement is for one year, renews for successive one year terms automatically, unless terminated. At the end of the initial term, either party can terminate the agreement with thirty (30) days notice. PV may terminate at any time, but shall continue to pay the assigned rights to the Company, if the termination is without default by the Company.

PV and the Company also entered into a one year (with successive one year automatic renewals) Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. Either party can terminate the agreement at any time with thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The agreement has a two (2) year term and automatically renews for successive years, unless sixty (60) days prior written notice is given by either party. The agreement can be terminated prior to the conclusion of the term by: a) either party as a result of a default by the other party and failure to cure such default within thirty (30) days after notice of said default or b) by either party immediately in the event of insolvency, receivership, voluntary or involuntary bankruptcy, or an assignment for the benefit of creditors of the other party.

PVTECH and the company entered into a Hosted Platform License & Services Agreement, whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the agreement is for one year, with automatic one year renewals until either party gives written notice to terminate this agreement no less than three (3) calendar months prior to the commencement of a renewal term. Either party may terminate the agreement: a) upon a material breach by the other party if such breach is not cured within thirty (30) days after notice of said breach or b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interactive workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The initial term of the agreement is for twenty four (24) months from billing activation date, and will be automatically extended (the “Extended Term”) for twelve (12) months upon the expiration of the initial term unless either party has delivered written notice of its’ intent to terminate the agreement at least sixty (60) days prior to the end of the initial term or any Extended Term. Upon the occurrence of an event of default ( as defined in the agreement), either party has the right to terminate the agreement.

In September 2012, the Company entered into a Proposed Statement of Work, whereby the Company and interactiveMD (“iMD”), have initiated a multi-part business relationship. iMD is a leading telehealth company that provides patients with the convenience of round-the-clock access to licensed physicians via live videoconference, telephone, and secure email. Their revolutionary platform expands and improves the delivery of healthcare while simultaneously reducing costs and overcoming barriers to care. Regardless of location, a member can connect with a network of licensed physicians in real-time for the diagnosis and treatment of a wide range of common conditions. The Company has the right to sell iMD telhealth services as well as to offer the iMD system and technology to doctors licensing the Company’s appointment scheduling software. iMD will also be building for the Company, a white label version of the iMD system. The parties plan to enter a three (3) year agreement for the Company to sell the iMD telehealth services.

On September 11, 2012, the Company appointed Dr. Canton as the Chairman of the Board, and Mr. Climes as the Chief Executive Officer and as a member of the board of directors of the Company.

In September and October 2012, the Company received proceeds of $100,000 upon the sale of 400,000 shares of its restricted common stock. The shares of common stock were sold for $0.25 per share.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 30, 2012, which is the date the financial statements were available to be issued.

On May 10, 2012, the Company issued a $50,000 convertible promissory note. The note matures on May 10, 2013, has an eight percent (8%) per annum interest rate and, at the option of note-holder, can convert the note into shares of Company common stock at a conversion price equal to 65% of the lowest closing bid price for the five days preceding the date of conversion.

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares (post dividend) of its restricted common stock. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 (post dividend) shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company.

Also on June 10, 2012, the Company issued 1,851,000 (post dividend) shares of restricted common stock for services. Of the shares issued 366,000 where issued to its CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services to Michele Friedman, the former wife of our CEO, B. Michael Friedman as compensation for services rendered.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

Effective August 1, 2012 the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”) whereby the Company has reserved five million shares of common stock to be available for grants pursuant to the 2012 Plan.

Effective August 1, 2012, the Company entered into two Advisory Board Agreements, pursuant to which, the Company granted to each of Dr. James Canton and Mr. Scott Climes a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options were granted under the 2012 Plan.

On August 1, 2012 the Board of Directors of the Company authorized the Company to issue 100,000 shares of restricted common stock to Dr. James Canton, for his transfer to the Company, of patent pending technology regarding transactional services. The patent pending technology allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

On August 1, 2012 we entered into a series of agreements with Payventures, LLC. (“PV”) and Payventures Tech, LLC. (“PVTECH”). PV operates a business of promoting merchant services offered by certain banks, including credit and debit card transaction processing and network services (“Merchant Services”) to merchants. Pursuant to an Assignment Agreement between PV and the Company PV assigned fifty percent (50%) of PV’s rights to receive residual payments from a certain Assigned Customer, in exchange for five hundred thousand (500,000) shares of the Company’s restricted common stock. The shares were issued September 11, 2012. The initial term of the agreement is for one year, renews for successive one year terms automatically, unless terminated. At the end of the initial term, either party can terminate the agreement with thirty (30) days notice. PV may terminate at any time, but shall continue to pay the assigned rights to the Company, if the termination is without default by the Company.

PV and the Company also entered into a one year (with successive one year automatic renewals) Consulting Agreement, whereby PV will provide services to the Company, including; coordination of mobile messaging services, customer contact, customer assistance services and merchant acquisition and processing services. PV will be compensated at their standard hourly rate for such services. Either party can terminate the agreement at any time with thirty (30) days written notice.

Also on August 1, 2012, PV and the Company executed an Agent Referral Agreement, whereby PV will compensate the Company for any customer referred to PV by the Company that subsequently utilizes PV’s Merchant Services. The agreement has a two (2) year term and automatically renews for successive years, unless sixty (60) days prior written notice is given by either party. The agreement can be terminated prior to the conclusion of the term by: a) either party as a result of a default by the other party and failure to cure such default within thirty (30) days after notice of said default or b) by either party immediately in the event of insolvency, receivership, voluntary or involuntary bankruptcy, or an assignment for the benefit of creditors of the other party.

PVTECH and the company entered into a Hosted Platform License & Services Agreement, whereby PVTECH will provide the Company access to their hosted ecommerce and processing platform products, as well as related services and support. Pursuant to the terms of the agreement, the Company will pay PVTECH a monthly licensing fee of $2,500 and a transaction fee of $0.07 per transaction. Beginning in the seventh (7th) month of the agreement, there is a minimum transaction fee of $2,500 per month. The term of the agreement is for one year, with automatic one year renewals until either party gives written notice to terminate this agreement no less than three (3) calendar months prior to the commencement of a renewal term. Either party may terminate the agreement: a) upon a material breach by the other party if such breach is not cured within thirty (30) days after notice of said breach or b) where the other party is subject to a filed bankruptcy petition or formal insolvency proceeding that is not dismissed within thirty (30) days.

On August 7, 2012, the Company entered into a Client Agreement with 3Cinteractive, LLC. (“3Ci”). 3Ci will make available to the Company their “Switchblade Platform”. The Switchblade Platform enables users to send and receive SMS messages directly to and from US Mobile Operator subscribers. The service includes, web-based, API and file based interfaces to facilitate interactions between the Company and the Company’s clients. The platform provides full service SMS services including but not limited to the ability to create and manage interactive workflows, keyboard campaigns, text –to-screen, immediate or schedules broadcasts, post notification services, dynamic group management, external API access, mobile configuration and reporting. Pursuant to the agreement, the Company incurred a $2,500 set-up fee, and will be charged monthly, beginning one month from the billing activation date. The initial three months will be $1,500, $2,000 and $2,500 respectively, and beginning in the fourth month from billing activation, the Company will incur a monthly fee of $3,000 as well $1,100 for our vanity short code (800 Commerce). The initial term of the agreement is for twenty four (24) months from billing activation date, and will be automatically extended (the “Extended Term”) for twelve (12) months upon the expiration of the initial term unless either party has delivered written notice of its’ intent to terminate the agreement at least sixty (60) days prior to the end of the initial term or any Extended Term. Upon the occurrence of an event of default (as defined in the agreement), either party has the right to terminate the agreement.

In September 2012, the Company entered into a Proposed Statement of Work, whereby the Company and interactiveMD (“iMD”), have initiated a multi-part business relationship. iMD is a leading telehealth company that provides patients with the convenience of round-the-clock access to licensed physicians via live videoconference, telephone, and secure email. Their revolutionary platform expands and improves the delivery of healthcare while simultaneously reducing costs and overcoming barriers to care. Regardless of location, a member can connect with a network of licensed physicians in real-time for the diagnosis and treatment of a wide range of common conditions. The Company has the right to sell iMD telhealth services as well as to offer the iMD system and technology to doctors licensing the Company’s appointment scheduling software. iMD will also be building for the Company, a white label version of the iMD system. The parties plan to enter a three (3) year agreement for the Company to sell the iMD telehealth services.

On September 11, 2012, the Company appointed Dr. Canton as the Chairman of the Board, and Mr. Climes as the Chief Executive Officer and as a member of the board of directors of the Company.

In September and October 2012, the Company the Company received proceeds of $100,000 upon the sale of 400,000 shares of its restricted common stock. The shares of common stock were sold for $0.25 per share.

The Company is planning on filing a registration statement, whereby the Company will be registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The condensed financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

The accompanying condensed financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments necessary to present the financial position, results of operations and cash flows for the stated periods have been made. Except as described below, these adjustments consist only of normal and recurring adjustments.

Certain information and note disclosures normally included in the Company’s annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These condensed financial statements should be read in conjunction with a reading of the Company’s audited financial statements and notes thereto for the year ended December 31, 2011, included in this registration statement. Interim results of operations for the six months ended June 30, 2012 are not necessarily indicative of future results for the full year.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through the processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the six months ended June 30, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $19,000 and $38,000 as of June 30, 2012 and December 31, 2011, respectively.

The following summarizes the carrying value of marketable securities as of June 30, 2012 and December 31, 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$19,000	$38,000

The Company did not purchase or sell any marketable securities during the six months ended June 30, 2012 and 2011.

MARKETABLE SECURITES – Parent Common Stock

The Company’s marketable securities consist solely of 10,000,000 shares of its Parent’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ deficiency. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011. The aggregate fair value of the Company’s holdings in its Parent common stock totaled $36,000 and $136,000 as of December 31, 2011 and 2010, respectively. The following summarizes the activity related to the Company’s marketable securities:

Fair Value Upon Receipt in 2010	$190,000
Net unrealized loss - 2010	(54,000)
Carrying value as of December 31, 2010	136,000
Net unrealized loss - 2011	(98,000)
Carrying value as of December 31, 2011	$ 38,000

The following summarizes the carrying value of marketable securities as of December 31, 2011 and 2010.

	2011	2010
Initial fair value	$190,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(152,000)	(54,000)
Net carrying value	$38,000	$136,000

The Company did not purchase or sell any marketable securities during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011.

PATENTS

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the six months ended June 30, 2012 or the year ended December 31, 2011, as the Company’s patents are still pending as of June 30, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Securities and Exchange Commission, Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” (“SAB No. 104”). SAB 104 clarifies application of generally accepted accounting principles related to revenue transactions. The Company also follows the guidance in EITF Issue No. 00-21, Revenue Arrangements with Multiple Deliverables ("EITF Issue No. 00-21"), in arrangements with multiple deliverables.

The Company recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

The Company accounts for income taxes using SFAS No. 109,  "Accounting for  Income Taxes," which requires  recognition of deferred tax liabilities and  assets for  expected  future  tax  consequences  of events  that have been included in the financial  statements  or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed in accordance with SFAS No. 128, "Earnings per Share". Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the six months ended June 30, 2012, consisting of 42,735,043 shares of common stock underlying convertible debt were not included in the calculation of diluted loss per share because their impact was anti-dilutive. There were no potentially dilutive securities outstanding for the six months ended June 30, 2011.

ACCOUNTING FOR STOCK-BASED COMPENSATION

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Company's financial instruments measured at fair value on recurring basis
June 30, 2012	Derivative Liability	Marketable Securities	Total
Level I	$—	$19,000	$19,000
Level II	$—	$—	$—
Level III	$42,735	$—	$42,735

December 31, 2011
Level I	$—	$38,000	$38,000
Level II	$—	$—	$—
Level III	$—	$—	$—

MARKETABLE SECURITES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Marketable securities
	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$19,000	$38,000

CONVERTIBLE PROMISSORY NOTE (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Fair value of the embedded derivative liability May 10, 2012
Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability, June 30, 2012
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$42,735	12 months	$0.00117	164%	0.09

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value on recurring basis (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	19,000	38,000
Level II, Derivative Liability
Level II, Marketable Securities
Level III, Derivative Liability	42,735
Level III, Marketable Securities
Total Level I	19,000	38,000
Total Level II
Total Level III	$ 42,735

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Shares of common stock	42,735,043

SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Federal Deposit Insurance Corporation insures account balances	$ 250,000	$ 250,000

MARKETABLE SECURITES - Marketable securities (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Beginning fair value	$ 38,000	$ 190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$ 19,000	$ 38,000

MARKETABLE SECURITES (Details Narrative)	Feb. 12, 2010
Accounting Policies [Abstract]
Mediswipe, Inc.'s common stock	10,000,000

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Jul. 10, 2012
Common stock owned by Mediswipe, Inc.	6,000,000	6,000,000
Approximately representation of Company's outstanding common stock	33
Amount owed to Mediswipe	$ 68,186		$ 69,934
Non-qualified stock option to purchase				800,000
Exercise price per share				0.3
Option vest as follows:			200,000	200,000
Convertible promissory note					50,000
Shares of restricted common stock					100,000
Michael Friedman, President
Management fees paid	2,740
Barry Hollander, CFO
Management fees paid	$ 2,000
Common stock issued	366,000
Value of share	$ 0.033

CONVERTIBLE PROMISSORY NOTE - Fair value of the embedded derivative liability May 10, 2012 (Details) (USD $)	Jun. 30, 2012	May 10, 2012
Debt Disclosure [Abstract]
Fair Value	$ 42,735	$ 51,282
Term	12 months	12 months
Assumed Conversion Price		0.00195
Market Price on Grant Date		0.0032
Volatility Percentage	164	152
Risk-free Rate	0.09	0.09

CONVERTIBLE PROMISSORY NOTE - Fair value of the embedded derivative liability, June 30, 2012 (Details) (USD $)	Jun. 30, 2012	May 10, 2012
Debt Disclosure [Abstract]
Fair Value	$ 42,735	$ 51,282
Term	12 months	12 months
Assumed Conversion Price	0.00117
Volatility Percentage	164	152
Risk-free Rate	0.09	0.09

CONVERTIBLE PROMISSORY NOTE (Details Narrative) (USD $)	Jun. 30, 2012	May 10, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Note agreement for the issuance of a convertible promissory note		$ 50,000
Interest		0.08
Percentage convertion price for each share of common stock equal to:		65
Company is required to pay interest at:		0.12
Debt discount		50,000
Evaluation of derivative liabilities		1,282
Initial fair value of the derivative liability		51,282
The company decreased the derivative liability by:	8,547
Derivative liability	$ 42,735

COMMON STOCK (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 20, 2012	Jun. 10, 2012	May 10, 2012
Notes to Financial Statements
Proceeds				$ 155,000
Sale of restricted common stock				4,650,000
Common stock were sold for:				$ 0.0333
Issuance of restricted common stock pursuant to Consulting Agreement		500,000	1,500,000
Consultant received:			10,000
Consultant will be compensated a percentage of			0.5
Value of shares			50,000
Price per share			$ 0.0333
Company expensed	6,250
Common stock issued for services			1,851,000
Common stock issued to its CFO			366,000
Shares issued for legal services			750,000
Shares issued for office administration services to Michele Friedman			735,000
Stock based compensation	$ 61,700
Common stock dividend shares	12,000,000
Common stock issued and outstanding		$ 18,000,000
Shares of restricted common stock for patent rights		100,000
Shares of restricted common stock for cash		400,000

INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Tax net operating loss carry forward	$ 143,000

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Dec. 01, 2011
Commitments and Contingencies Disclosure [Abstract]
Montly rent	$ 1,250

GOING CONCERN (Details Narrative) (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 340,000
Shares sold	1,550,000
Post divident shares	4,650,000
Price per share	$ 0.1
Post dividend price per share	$ 0.0333
Cash received	$ 155,000	$ 7,000		$ 15,500

SUBSEQUENT EVENTS (Details Narrative) (USD $)	Sep. 11, 2012	Aug. 07, 2012	Aug. 01, 2012
Subsequent Events [Abstract]
Non-qualified stock option to purchase			800,000
Exercise price per share			$ 0.3
Restricted common stock shares issued to Dr. James Canton			100,000
Percentage of PV's rights to receive residual payments from a certain Assigned Customer			0.5
Exchange			500,000
Licensing fee			$ 2,500
Transaction fee			0.07
Minimum transaction fee per month			2,500
Company incurred a set-up fee		2,500
First month		1,500
Second month		2,000
Third month		2,500
Company will incur a monthly fee of		3,000
Montly fee for vanity short code (800 Commerce)		1,100
Proceeds received	$ 100,000
Restricted common stock shares sold	400,000
Price per share	$ 0.25